Supplement Dated June 10, 2021 to Your Prospectus Dated May 3, 2021

Talcott Resolution Life and Annuity Insurance Company Separate Account Seven

Leaders Series IV

This supplement updates certain information in your prospectus for insurance products issued by
Talcott Resolution Life and Annuity Insurance Company

In Section 2. Key Information Table, Ongoing Fees and Expenses, the following changes are made:

The table reflecting the current fees and expenses of the contract that you may pay each year, depending on the options you choose is deleted and replaced with the following table:

Annual Fee	Minimum	Maximum
Base Contract (varies by contract class)	1.26%[1]	1.71%[1]
Investment Options (fund fees and expenses)	0.35%[2]	1.62%[2]
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%[3]	1.50%[4]

1 As a percentage of average daily Contract Value.
2 As a percentage of fund net assets.
3 As a percentage of average daily Contract Value or Payment Base depending on the optional benefit selected.
4 As a percentage of Payment Base.

The table reflecting the lowest and highest cost you could pay each year, based on current charges is deleted and replaced with the following:

Lowest Annual Cost: $1,913	Highest Annual Cost: $5,195
Assumes:	Assumes:
•Investment of $100,000	•Investment of $100,000
•5% annual appreciation	•5% annual appreciation
•Least expensive combination of contract classes and fund fees and expenses	•Most expensive combination of contract classes, optional benefits and fund fees and expenses
•No surrender charges	•No surrender charges
•No additional premium payments, transfers or withdrawals	•No additional premium payments, transfers or withdrawals
•No optional benefits

In Section 4. Fee Table, the following changes are made:

The table reflecting the minimum and maximum expenses total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract is deleted and replaced with the following:

All Contract Versions	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.	0.35%	1.62%

The Example table is deleted and replaced with the following:

(1)    If you Surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Core	$11,224	$20,847	$28,654	$48,277
Access	$5,234	$15,677	$26,084	$51,939
Plus	$12,516	$22,833	$32,214	$51,526
Outlook	$11,599	$20,095	$25,852	$51,526
(2)    If you annuitize at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Core	$3,249	$12,834	$22,462	$46,716
Access	$3,711	$14,513	$24,560	$50,415
Plus	$3,659	$14,007	$24,327	$50,001
Outlook	$3,659	$14,007	$24,327	$50,001

(3)    If you do not Surrender your Contract:

	1 year	3 years	5 years	10 years
Core	$4,780	$14,372	$24,006	$48,277
Access	$5,234	$15,677	$26,084	$51,939
Plus	$5,184	$15,532	$25,852	$51,526
Outlook	$5,184	$15,532	$25,852	$51,526

In Appendix A - Funds Available Under the Contract:

The table reflecting the current expenses and performance information in “Appendix A - Funds Available Under the Contract” is deleted and replaced with the following:

Type/Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 Year	5 Year	10 Year
Allocation	AB VPS Balanced Wealth Strategy Portfolio - Class B Adviser: AllianceBernstein, L.P.	1.24%	9.25%	7.86%	7.30%
U.S. Equity	AB VPS Growth and Income Portfolio - Class B Adviser: AllianceBernstein, L.P.	0.88%	2.47%	9.46%	11.29%
International Equity	AB VPS International Growth Portfolio - Class B Adviser: AllianceBernstein, L.P.	1.62%	29.60%	11.20%	6.04%
International Equity	AB VPS International Value Portfolio - Class B Adviser: AllianceBernstein, L.P.	1.17%	2.21%	2.67%	2.12%
U.S. Equity	AB VPS Small/Mid Cap Value Portfolio - Class B Adviser: AllianceBernstein, L.P.	1.08%	3.05%	8.07%	8.48%
Allocation	American Funds Asset Allocation Fund - Class 4 Adviser: Capital Research and Management Company	0.80%	12.16%	10.31%	9.74%
Fixed Income	American Funds Capital World Bond Fund - Class 4 Adviser: Capital Research and Management Company	1.08%	9.62%	4.84%	2.89%
International Equity	American Funds Capital World Growth and Income Fund - Class 4 (formerly American Funds Global Growth and Income Fund) Adviser: Capital Research and Management Company	1.16%	8.55%	11.48%	9.37%
International Equity	American Funds Global Growth Fund - Class 4 Adviser: Capital Research and Management Company	1.06%	30.17%	15.96%	12.67%
International Equity	American Funds Global Small Capitalization Fund - Class 4 Adviser: Capital Research and Management Company	1.24%	29.39%	14.15%	9.22%
U.S. Equity	American Funds Growth Fund - Class 4 Adviser: Capital Research and Management Company	0.86%	51.71%	22.44%	16.63%
U.S. Equity	American Funds Growth-Income Fund - Class 4 Adviser: Capital Research and Management Company	0.80%	13.25%	13.65%	12.53%
International Equity	American Funds International Fund - Class 4 Adviser: Capital Research and Management Company	1.05%	13.66%	10.45%	6.48%
International Equity	American Funds New World Fund - Class 4 Adviser: Capital Research and Management Company	1.27%	23.29%	13.05%	6.33%
Fixed Income	American Funds The Bond Fund of America - Class 4 (formerly American Funds Bond Fund) Adviser: Capital Research and Management Company	0.90%	9.38%	4.66%	3.72%
U.S. Equity	American Funds Washington Mutual Investors Fund - Class 4 (formerly American Funds Blue Chip Income and Growth Fund) Adviser: Capital Research and Management Company	0.93%	8.47%	10.58%	10.73%
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other investment advisers	0.86%	30.23%	15.90%	13.23%

U.S. Equity	Fidelity® VIP Dynamic Capital Appreciation Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other investment advisers	0.93%	33.34%	15.79%	14.35%
U.S. Equity	Fidelity® VIP Growth Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other investment advisers	0.87%	43.55%	21.02%	16.96%
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other investment advisers	0.87%	17.87%	10.79%	9.22%
U.S. Equity	Fidelity® VIP Value Strategies Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other investment advisers	0.91%	8.02%	9.23%	9.21%
U.S. Equity	Franklin DynaTech VIP Fund - Class 4 (formerly Franklin Flex Cap Growth VIP Fund) Adviser: Franklin Advisers, Inc.	1.04%	44.71%	19.18%	14.25%
Allocation	Franklin Income VIP Fund - Class 4 Adviser: Franklin Advisers, Inc. Subadviser: Templeton Investment Counsel, LLC	0.83%	0.58%	6.83%	5.88%
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 4 Adviser: Franklin Mutual Advisers, LLC Subadviser: Franklin Templeton Investment Management Limited	1.32%	(4.54)%	5.04%	6.17%
Allocation	Franklin Mutual Shares VIP Fund - Class 4 Adviser: Franklin Mutual Advisers, LLC	1.08%	(5.17)%	5.77%	6.88%
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 4 Adviser: Franklin Advisory Services, LLC	1.03%	5.13%	10.68%	9.10%
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 4 Adviser: Franklin Advisers, Inc.	1.21%	55.01%	19.41%	13.93%
Fixed Income	Franklin Strategic Income VIP Fund - Class 4 Adviser: Franklin Advisers, Inc.	1.12%	3.34%	4.21%	3.64%
Allocation	Hartford Balanced HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	11.62%	9.74%	9.24%
U.S. Equity	Hartford Capital Appreciation HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	21.91%	13.93%	11.74%
U.S. Equity	Hartford Disciplined Equity HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.64%	18.04%	14.88%	14.91%
U.S. Equity	Hartford Dividend and Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	7.77%	12.28%	11.70%
International Equity	Hartford International Opportunities HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	20.45%	9.43%	6.80%
U.S. Equity	Hartford MidCap HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.70%	25.10%	16.48%	14.07%

U.S. Equity	Hartford Small Cap Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	33.20%	16.60%	14.62%
U.S. Equity	Hartford Small Company HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.81%	55.52%	21.35%	15.35%
U.S. Equity	Hartford Stock HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.52%	12.08%	13.58%	12.46%
Fixed Income	Hartford Total Return Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	9.03%	5.63%	4.62%
Fixed Income	Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.46%	1.44%	1.56%	0.80%
U.S. Equity	Invesco V.I. American Franchise Fund - Series II Adviser: Invesco Advisers, Inc.	1.11%	42.00%	19.26%	15.03%
U.S. Equity	Invesco V.I. American Value Fund - Series II Adviser: Invesco Advisers, Inc.	1.15%	0.86%	6.73%	8.07%
Allocation	Invesco V.I. Balanced Risk Allocation Fund - Series II Adviser: Invesco Advisers, Inc.	1.50%	9.99%	7.62%	6.12%
U.S. Equity	Invesco V.I. Core Equity Fund - Series I Adviser: Invesco Advisers, Inc.	0.81%	13.85%	10.67%	9.55%
U.S. Equity	Invesco V.I. Discovery Mid Cap Growth Fund - Series II (formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund) Adviser: Invesco Advisers, Inc.	1.11%	40.24%	19.09%	15.62%
International Equity	Invesco V.I. Global Fund - Series II (formerly Invesco Oppenheimer V.I. Global Fund) Adviser: Invesco Advisers, Inc.	1.06%	27.34%	14.56%	11.36%
Money Market	Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	0.35%	0.29%	0.88%	0.45%
U.S. Equity	Invesco V.I. Growth and Income Fund - Series II Adviser: Invesco Advisers, Inc.	1.01%	1.85%	8.40%	9.05%
International Equity	Invesco V.I. International Growth Fund - Series II Adviser: Invesco Advisers, Inc.	1.17%	13.74%	8.55%	6.46%
U.S. Equity	Invesco V.I. Main Street Fund - Series II (formerly Invesco Oppenheimer V.I. Main Street Fund) Adviser: Invesco Advisers, Inc.	1.09%	13.69%	12.31%	12.01%
U.S. Equity	Invesco V.I. Main Street Small Cap Fund - Series II (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund) Adviser: Invesco Advisers, Inc.	1.11%	40.24%	19.09%	15.62%
U.S. Equity	Invesco V.I. Small Cap Equity Fund - Series II Adviser: Invesco Advisers, Inc.	1.21%	26.87%	11.55%	9.87%
Fixed Income	Lord Abbett Bond-Debenture Portfolio - Class VC Adviser: Lord, Abbett & Co. LLC	0.91%	7.30%	7.41%	6.44%
U.S. Equity	Lord Abbett Dividend Growth Portfolio - Class VC Adviser: Lord, Abbett & Co. LLC	1.02%	15.42%	13.79%	11.62%
U.S. Equity	Lord Abbett Growth and Income Portfolio - Class VC Adviser: Lord, Abbett & Co. LLC	0.94%	2.70%	8.94%	8.66%
U.S. Equity	MFS® Growth Series - Service Class Adviser: MFS Investment Management	0.98%	31.54%	19.98%	16.50%

U.S. Equity	MFS® Investors Trust Series - Service Class Adviser: MFS Investment Management	1.05%	13.60%	13.38%	12.22%
Fixed Income	MFS® Total Return Bond Series - Service Class Adviser: MFS Investment Management	0.79%	8.17%	4.92%	4.15%
Allocation	MFS® Total Return Series - Service Class Adviser: MFS Investment Management	0.96%	9.52%	8.58%	8.07%
U.S. Equity	MFS® Value Series - Service Class Adviser: MFS Investment Management	0.99%	3.22%	9.86%	10.57%
U.S. Equity	Morgan Stanley VIF Discovery Portfolio - Class II Adviser: Morgan Stanley Investment Management Inc.	1.34%	152.04%	37.56%	20.64%
Fixed Income	Putnam VT Diversified Income Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.05%	(0.90)%	4.27%	3.46%
Allocation	Putnam VT Global Asset Allocation Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.12%	12.31%	8.47%	8.38%
International Equity	Putnam VT International Equity Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited and The Putnam Advisory Company, LLC	0.94%	12.10%	6.99%	5.43%
International Equity	Putnam VT International Value Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.19%	3.94%	5.36%	3.98%
U.S. Equity	Putnam VT Large Cap Value Fund - Class IB (formerly Putnam VT Equity Income Fund) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.82%	5.80%	11.25%	11.60%
U.S. Equity	Putnam VT Small Cap Value Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.40%	3.96%	7.29%	8.21%
International Equity	Templeton Developing Markets VIP Fund - Class 4 Adviser: Templeton Asset Management Ltd.	1.54%	17.05%	15.46%	3.56%
International Equity	Templeton Foreign VIP Fund - Class 4 Adviser: Templeton Investment Counsel, LLC	1.23%	(1.34)%	3.20%	2.31%
Fixed Income	Templeton Global Bond VIP Fund - Class 4 Adviser: Franklin Advisers, Inc.	0.89%	(5.35)%	0.56%	1.46%
International Equity	Templeton Growth VIP Fund - Class 4 Adviser: Templeton Global Advisors Limited	1.26%	5.65%	6.02%	5.97%

**	In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

This Supplement Should Be Retained With Your Prospectus for Future Reference

HV-7848